Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$30,758,042.16	0.9918749	$22,337,969.75	0.7203473	$8,420,072.40
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$56,028,042.16	0.0491543	$47,607,969.75	0.0417672	$8,420,072.40

Weighted Avg. Coupon (WAC)	3.71%		3.79%
Weighted Avg. Remaining Maturity (WARM)	14.41		13.84
Pool Receivables Balance	$74,540,152.37		$65,915,971.01
Remaining Number of Receivables	20,299		19,489

Adjusted Pool Balance	$73,254,846.50		$64,834,774.09

III. COLLECTIONS

Principal:
Principal Collections	$8,558,558.57
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$123,506.82
Total Principal Collections	$8,682,065.39

Interest:
Interest Collections	$224,217.57
Late Fees & Other Charges	$26,170.50
Interest on Repurchase Principal
Total Interest Collections	$250,388.07

Collection Account Interest	$9,452.33
Reserve Account Interest	$3,094.80
Servicer Advances	$-

Total Collections	$8,945,000.59

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$8,945,000.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$8,945,000.59

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$62,116.79	$-	$62,116.79	$62,116.79
	Collection Account Interest					$9,452.33
	Late Fees & Other Charges					$26,170.50
Total due to Servicer						$97,739.62

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$51,776.04		$51,776.04	$51,776.04

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$8,742,207.35

9.	Regular Principal Distribution Amount:					$8,420,072.40

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$8,420,072.40		$8,420,072.40
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$8,420,072.40		$8,420,072.40

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					322,134.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,285,305.87
Beginning Period Amount	$1,285,305.87
Current Period Amortization	$204,108.96
Ending Period Required Amount	$1,081,196.92
Ending Period Amount	$1,081,196.92
Next Distribution Date Required Amount	$902,834.74

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	51
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	23.52%	26.57%	26.57%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.40%	19,178	96.60%	$63,677,795.47
30 - 60 Days	1.28%	249	2.71%	$1,783,408.91
61 - 90 Days	0.27%	53	0.58%	$381,091.16
91-120 Days	0.05%	9	0.11%	$73,675.47
121 + Days	0.00%	0	0.00%	$-
Total		19,489		$65,915,971.01

Delinquent Receivables 30+ Days Past Due
Current Period	1.60%	311	3.40%	$2,238,175.54
1st Preceding Collection Period	1.62%	328	3.34%	$2,488,005.97
2nd Preceding Collection Period	1.60%	339	3.22%	$2,715,490.74
3rd Preceding Collection Period	2.05%	449	3.91%	$3,680,590.39
Four-Month Average	1.72%		3.47%

Repossession in Current Period		10		$66,828.65
Repossession Inventory		47		$46,427.45

Current Charge-Offs
Gross Principal of Charge-Offs				$65,622.79
Recoveries				$(123,506.82)
Net Loss				$(57,884.03)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.93%

Average Pool Balance for Current Period				$70,228,061.69

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.99%
1st Preceding Collection Period				-1.84%
2nd Preceding Collection Period				-0.58%
3rd Preceding Collection Period				1.02%
Four-Month Average				-0.60%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		11	2,301	$32,830,749.87
Recoveries		6	2,106	$(19,634,264.04)
Net Loss				$13,196,485.83
Cumulative Net Loss as a % of Initial Pool Balance				1.10%

Net Loss for Receivables that have experienced a Net Loss *		4	1,853	$13,307,292.52
Average Net Loss for Receivables that have experienced a Net Loss				$7,181.49

Principal Balance of Extensions				$217,251.82
Number of Extensions				27

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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